UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05011

Name of Fund:	BIF Multi-State Municipal Series Trust
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF Ohio Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State

             Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2017

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 47.6%
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (Wells Fargo Bank NA LOC), 0.39%, 7/06/16 (a)	$12,880	$12,880,000
California Housing Finance Agency, RB, AMT, VRDN, Series M (Royal Bank of Canada LOC), 0.42%, 7/06/16 (a)	505	505,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas & Electric Co. (a):
Series B (Mizuho Bank Ltd. LOC), 0.44%, 7/01/16	32,995	32,995,000
Series D (Sumitomo Mitsui Banking Corp. LOC), 0.38%, 7/01/16	6,500	6,500,000
California Municipal Finance Authority, RB, VRDN, (Chervron Corporate Guaranty), 0.34%, 7/01/16 (a)	2,100	2,100,000
California Pollution Control Financing Authority, RB, VRDN, Air Products & Chemicals, Inc., Series B, 0.35%, 7/01/16 (a)	17,600	17,600,000
California Pollution Control Financing Authority, Refunding RB, VRDN (Mizuho Bank Ltd. LOC), 0.42%, 7/01/16 (a)	20,800	20,800,000
California Statewide Communities Development Authority, RB, VRDN, Rady Children’s Hospital (Northern Trust Co. LOC), 0.39%, 7/07/16 (a)	10,850	10,850,000
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.55%, 7/07/16 (a)	3,300	3,300,000
East Bay Municipal Utility District Water System, Refunding RB, VRDN, Sub-Series A-1 (Wells Fargo Bank NA SBPA), 0.39%, 7/06/16 (a)	5,000	5,000,000
Eastern Municipal Water District, Refunding RB, VRDN, Series C (Wells Fargo Bank NA SBPA), 0.39%, 7/06/16 (a)	20,800	20,800,000
Los Angeles Department of Water & Power, Refunding RB, VRDN (a):
Sub-Series B-3 (Barclays Bank PLC SBPA), 0.37%, 7/01/16	4,900	4,900,000

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power, Refunding RB, VRDN (a): (continued)
Sub-Series B-3 (Royal Bank of Canada SBPA), 0.38%, 7/07/16	$7,800	$7,800,000
Sub-Series B-6 (Bank of Montreal SBPA), 0.33%, 7/01/16	4,900	4,900,000
Metropolitan Water District of Southern California, Refunding RB, VRDN ,Series A-2, 0.38%, 7/07/16 (a)	20,700	20,700,000
Regents of the University of California Medical Center Pooled Revenue, RB, VRDN (Wells Fargo Bank NA SBPA), 0.31%, 7/01/16 (a)	2,435	2,435,000
Southern California Public Power Authority, Refunding RB, VRDN, Magnolia Power Project, Series A-2 (Wells Fargo Bank NA LOC), 0.39%, 7/06/16 (a)	9,995	9,995,000
University of California, Refunding RB, VRDN, Series AL-4, 0.38%, 7/07/16 (a)	23,000	23,000,000
Total Investments (Cost — $207,060,000*) — 47.6%		207,060,000
Other Assets Less Liabilities — 52.4%		228,305,919

Net Assets — 100.0%		$435,365,919

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016	1

Schedule of Investments (concluded)	BIF California Municipal Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$207,060,000	—	$207,060,000
[1] See above Schedule of Investments for values in the State.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $4,315,682 was categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 19.8%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.38%, 7/01/16 (a)	$5,000	$5,000,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.40%, 7/07/16 (a)	6,370	6,370,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale University, Series V-1, 0.29%, 7/01/16 (a)	7,000	7,000,000
Total Investments (Cost — $18,370,000*) — 19.8%		18,370,000
Other Assets Less Liabilities — 80.2%		74,510,298

Net Assets — 100.0%		$92,880,298

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016	1

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$18,370,000	—	$18,370,000
[1] See above Schedule of Investments for values in the State.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $33,969,473 was categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 31.5%
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.36%, 7/01/16 (a)	$5,750	$5,750,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a):
Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.39%, 7/01/16	2,700	2,700,000
Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 0.40%, 7/06/16	3,200	3,200,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Harvard University, Series R, 0.30%, 7/01/16	500	500,000
Tufts University, Series N-1 (SBPA US Bank), 0.39%, 7/01/16	5,500	5,500,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC), Gem Group, Inc. Issue, 0.72%, 7/06/16 (a)	210	210,000
Total Investments (Cost — $17,860,000*) — 31.5%		17,860,000
Other Assets Less Liabilities — 68.5%		38,805,951

Net Assets — 100.0%		$56,665,951

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016	1

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$17,860,000	—	$17,860,000
[1] See above Schedule of Investments for values in the State.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $6,840,453 was categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 16.0%
County of Union New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.09%, 7/01/16 (a)	$1,405	$1,405,000
New Jersey EDA, RB, VRDN (a):
Lawrenceville School Project, Series B (JPMorgan Chase NA SBPA), 0.28%, 7/01/16	800	800,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.60%, 7/07/16	4,895	4,895,000
New Jersey EDA, Refunding RB, VRDN (a):
Exxon Mobil Corp. Project, 0.09%, 7/01/16	7,950	7,950,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.55%, 7/07/16	5,400	5,400,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.40%, 7/07/16	8,485	8,485,000
Virtua Health (Wells Fargo Bank NA LOC), 0.40%, 7/07/16	5,130	5,130,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN, RWJ Health Care Corp. (TD Bank NA LOC), 0.40%, 7/07/16 (a)	3,775	3,775,000
Total Investments (Cost — $37,840,000*) — 16.0%		37,840,000
Other Assets Less Liabilities — 84.0%		199,251,749

Net Assets — 100.0%		$237,091,749

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016	1

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$37,840,000	—	$37,840,000
[1] See above Schedule of Investments for values in the State.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $107,983,068 is categorized as Level 1 within the disclosure hierarchy

During the period ended June 30, 2016, there were no transfers between levels.

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 58.3%
City of New York, GO, VRDN Sub-Series A-2 (Mizuho Corporate Bank LOC), 0.44%, 7/01/16 (a)	$3,530	$3,530,000
City of New York, Refunding GO, VRDN, Series H-3 (State Street Bank & Trust Co. SBPA), 0.39%, 7/01/16 (a)	8,900	8,900,000
City of New York New York, GO, VRDN (a):
Sub-Series A-3 (Mizuho Corporate Bank LOC), 0.44%, 7/01/16	3,900	3,900,000
Sub-Series D-4 (TD Bank NA LOC), 0.38%, 7/01/16	5,000	5,000,000
Sub-Series F-7 (Royal Bank of Canada LOC), 0.39%, 7/01/16	10,300	10,300,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.38%, 7/01/16	18,000	18,000,000
City of New York New York Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, 0.37%, 7/01/16 (a)	7,400	7,400,000
City of New York New York, Refunding GO, VRDN, Sub-Series D-3B (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.39%, 7/01/16 (a)	5,000	5,000,000
County of Nassau New York Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.40%, 7/07/16 (a)	13,500	13,500,000
Metropolitan Transportation Authority, Refunding RB, VRDN (TD Bank NA LOC), 0.40%, 7/07/16 (a)	10,000	10,000,000
Nassau Health Care Corp., Refunding RB, VRDN (TD Bank NA LOC), 0.39%, 7/06/16 (a)	1,200	1,200,000
New York City Industrial Development Agency, RB, VRDN, Air Express International Corp. Project, AMT (Citibank NA LOC), 0.45%, 7/06/16 (a)	8,000	8,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.38%, 7/01/16	26,900	26,900,000

Municipal Bonds	Par (000)	Value
New York (continued)
Sub-Series A-4 (Wells Fargo Bank NA SBPA), 0.38%, 7/01/16	$3,000	$3,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.38%, 7/01/16 (a)	10,000	10,000,000
New York City Water & Sewer System, RB, Municipal Water Finance Authority, Series A, VRDN (State Street Bank & Trust Co. SBPA), 0.38%, 7/01/16 (a)	22,800	22,800,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA (TD Bank NA SBPA), 0.38%, 7/01/16	6,300	6,300,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.38%, 7/01/16	13,300	13,300,000
Municipal Water Finance Authority, Sub-Series A-2 (Mizuho Corporate Bank SBPA), 0.38%, 7/01/16	12,700	12,700,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.39%, 7/01/16 (a)	5,830	5,830,000
New York Mortgage Agency, RB, S/F Housing, AMT, VRDN, Series 132 (Royal Bank of Canada SBPA), 0.43%, 7/01/16 (a)	6,250	6,250,000
New York State HFA, HRB, VRDN, M/F Housing (a):
175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.45%, 7/06/16	700	700,000
625 West 57th Street, Series A (Bank of New York Mellon LOC), 0.40%, 7/06/16	10,320	10,320,000
625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.40%, 7/06/16	11,690	11,690,000
Taconic Hills Central School District at Craryville, GO, Refunding BAN, 1.50%, 7/01/16	5,828	5,828,117

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, VRDN (Wells Fargo Bank NA LOC), Series B-3, 0.38%, 7/01/16 (a)	$3,600	$3,600,000
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-2, VRDN (Wells Fargo Bank NA LOC), 0.38%, 7/01/16 (a)	8,055	8,055,000
Wappingers Central School District, GO, Refunding, Series A, 1.50%, 7/08/16	4,380	4,380,907

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester County Industrial Development Agency, RB, Series B, VRDN, (TD Bank NA LOC), 0.42%, 7/01/30 (a)	$3,840	$3,840,000
Total Investments (Cost — $250,224,024*) — 58.3%		250,224,024
Other Assets Less Liabilities — 41.7%		178,750,521

Net Assets — 100.0%		$428,974,545

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$250,224,024	—	$250,224,024
[1] See above Schedule of Investments for values in the State.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $51,824 is categorized as Level 1 within the disclosure hierarchy

During the period ended June 30, 2016, there were no transfers between levels.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 30.5%
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.52%, 7/01/16 (a)	$1,185	$1,185,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series C (Barclays Bank PLC, SBPA), 0.42%, 7/01/16 (a)	4,900	4,900,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.60%, 7/07/16 (a)	2,700	2,700,000
State of Ohio Higher Educational Facilities Commission, Refunding RB, VRDN, Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.38%, 7/01/16 (a)	4,700	4,700,000
Total Investments (Cost — $13,485,000*) — 30.5%		13,485,000
Other Assets Less Liabilities — 69.5%		30,711,463

Net Assets — 100.0%		$44,196,463

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016	1

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$13,485,000	—	$13,485,000
[1] See above Schedule of Investments for values in the State.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $3,084,094 is categorized as Level 1 within the disclosure hierarchy

During the period ended June 30, 2016, there were no transfers between levels.

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2016